First Trust Institutional Preferred Securities and Income ETF Shareholder Fees	Oct. 31, 2025
First Trust Institutional Preferred Securities and Income ETF | First Trust Institutional Preferred Securities and Income ETF
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%